Change in non-cash assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Change In Non-cash Assets And Liabilities
Schedule of noncash assets and liabilities

The change in non-cash working capital for the years ended June 30, 2025 and 2024 is as follows:

	2025	2024

Trade and other receivables	$(6,128)	$2,851
Prepaid expenses and deposits	(5,616)	10
Unbilled revenue	(510)	6,739
Inventories	(2,352)	(5,647)
Trade and other payables	3,021	(234)
Unearned revenue	960	3,429
	$(10,625)	$7,148